THE LAZARD FUNDS, INC.

30 Rockefeller Plaza

New York, New York 10112

December 28, 2018

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention: Deborah O'Neal-Johnson, Esq.

Re:	The Lazard Funds, Inc. (the "Fund")
Registration Statement on Form N-1A (File Nos. 811-06312; 33-40682)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Fund hereby certifies that:

(1)	the form of Prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 131 to the Fund's Registration Statement on Form N-1A; and
(2)	the text of Post-Effective Amendment No. 131 to the Fund's Registration Statement on Form N-1A was filed electronically on December 21, 2018.

THE LAZARD FUNDS, INC.

By: /s/ Mark Anderson

Mark Anderson

Secretary